Concentrations (Details Narrative) - HCYC Group Company Limited [Member]	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 64,356		$ 63,890		$ 500,000	$ 500,000
Deposits					500,000	500,000
Cash Equivalents, at Carrying Value			798,079			6,245,686
Cash, Uninsured Amount	349,700		$ 734,189		2,716,924	$ 5,745,686
Cash and Cash Equivalents, at Carrying Value	$ 414,056				$ 3,216,924
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			69.90%	50.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			21.80%	41.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	45.50%	81.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41.80%	13.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				63.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				35.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	72.20%		63.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.30%		32.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.30%	45.80%	38.60%	84.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.20%	40.50%	37.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.20%		15.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%		47.60%	97.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.10%		31.10%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.10%		15.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.70%